LONG-TERM DEBT - Values of Debt (Details) - USD ($)	Jul. 06, 2019	Jun. 24, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal value	$ 905,000,000		$ 555,000,000
Less: Unamortized debt issue costs	(9,000,000)		(5,000,000)
Less: Current portion	(240,000,000)		0
Long-term debt	$ 656,000,000		550,000,000
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Principal value	$ 240,000,000		240,000,000
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Principal value	$ 315,000,000		315,000,000
5.75% senior secured notes due June 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%
Principal value	$ 350,000,000	$ 350,000,000	$ 0